TAXATION - Deferred Tax Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Components of deferred tax assets and liabilities
Deductible temporary differences related to other payables and accruals	¥ 997		¥ 1,297
Deductible temporary differences related to provision for credit losses	5,669		4,108
Deductible temporary differences related to advertising expenses	22,615		14,358
Tax loss carryforwards	68,819		57,580
Amount offset by non-current deferred tax liabilities	(6,567)		(5,385)
Total non-current deferred tax assets	91,533		71,958
Less: Valuation allowance	(53,520)		(49,811)	¥ (43,913)	¥ (39,576)
Total deferred tax assets	38,013	$ 5,826	22,147
Taxable temporary differences related to depreciation period	(9,469)		(11,096)
Taxable temporary differences related to long-term investments	(5,942)
Taxable temporary differences related to available-for-sale debt securities	(93,167)		(85,373)
Taxable temporary differences related to government subsidy income	(99,044)		(84,623)
Taxable temporary differences related to trade names, technology and customer relationships	(14,819)		(17,399)
Taxable temporary differences related to acquired program transmission license	(16,213)		(21,201)
Amount offset by non-current deferred tax assets	6,567		5,385
Total deferred tax liabilities	(232,087)	$ (35,569)	¥ (214,307)
Net operating loss carryforwards	¥ 323,767
Tax loss carryforwards, expiration year	5 years